Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2019
Accounts and Bills Receivable, net
Accounts and Bills Receivable, net

(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Accounts receivable	13,990	2,010	17,367
Less: Allowance for doubtful accounts	(833)	(120)	(1,847)
	13,157	1,890	15,520

Bills receivable	13,803	1,983	7,107
	26,960	3,873	22,627

An analysis of the allowance for doubtful accounts for 2019, 2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Balance at beginning of year	1,847	265	2,467	3,213
Bad debt (recovery) expense	(1,014)	(145)	(620)	(746)
Write-offs	—	—	—	—

Balance at end of year	833	120	1,847	2,467

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.